Warrants (Details) - USD ($)		6 Months Ended
	Jun. 01, 2022	Jun. 30, 2022
Warrants (Details) [Line Items]
Gross proceeds	$ 10,210
Issuance of aggregate shares (in Shares)	136,388
Warrants description	(a) 12,884 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.294 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.
Warrant expiry period		7 years
Warrant amount		$ 1,023
Fair value
Warrants [member]
Warrants (Details) [Line Items]
Exercise of price per share (in Dollars per share)		$ 68.38